Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized	1,200.0	1,200.0	600.0
Common Stock, Shares, Issued	377.0	377.1	377.1
Common Stock, Shares, Outstanding	318.8	348.9	360.4
Common Stock, No Par Value
Treasury Stock, Shares	58.2	28.2	16.7